Segmented disclosure - Schedule of detailed information about operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenues	$ 109,887	$ 124,920
Operating costs	(132,640)	(145,818)
Professional, consulting and management fees	(12,500)	(16,304)
Foreign exchange (loss) gain	8,679	(12,517)
Other general and administrative expenses	(8,306)	(5,429)
Share-based payments	(2,289)	(1,321)
Finance costs	(13,143)	(9,460)
Interest income	283	1,523
Technology start-up costs	(714)	(3,392)
Write-down of vanadium assets	294	(1,119)
Exploration and evaluation costs	(216)	(2,328)
Gain on disposal of interest in subsidiary	5,179	0
Share of net loss from investment in associate	(6,189)
Total (net) expenses	(161,562)	(196,165)
Net income (loss) before tax	(51,675)	(71,245)
Income tax recovery (expense)	0	2,813
Deferred income tax recovery (expense)	(17,063)	17,867
Net income (loss)	(68,738)	(50,565)
Revenues (after inter-segment eliminations)	109,887	124,920
Sales & trading [Member]
Disclosure of operating segments [line items]
Revenues	92,421	99,708
Operating costs	(77,234)	(95,462)
Professional, consulting and management fees	(2,971)	(2,323)
Foreign exchange (loss) gain	(37)	(75)
Other general and administrative expenses	(3,241)	(585)
Share-based payments	0	0
Finance costs	(3,291)	(678)
Interest income	144	48
Technology start-up costs	0	0
Write-down of vanadium assets	0	0
Exploration and evaluation costs	0	0
Gain on disposal of interest in subsidiary	0
Share of net loss from investment in associate	0
Total (net) expenses	(86,630)	(99,075)
Net income (loss) before tax	5,791	633
Income tax recovery (expense)	0	(101)
Deferred income tax recovery (expense)	(2)	19
Net income (loss)	5,789	551
Revenues (after inter-segment eliminations)	91,634	99,708
Mine properties [Member]
Disclosure of operating segments [line items]
Revenues	87,357	111,978
Operating costs	(116,206)	(142,551)
Professional, consulting and management fees	(1,958)	(1,875)
Foreign exchange (loss) gain	8,707	(12,341)
Other general and administrative expenses	(1,273)	1,069
Share-based payments	0	0
Finance costs	(9,131)	(8,653)
Interest income	25	757
Technology start-up costs	0	0
Write-down of vanadium assets	0	0
Exploration and evaluation costs	(198)	(2,320)
Gain on disposal of interest in subsidiary	0
Share of net loss from investment in associate	0
Total (net) expenses	(120,034)	(165,914)
Net income (loss) before tax	(32,677)	(53,936)
Income tax recovery (expense)	0	2,914
Deferred income tax recovery (expense)	(18,619)	17,667
Net income (loss)	(51,296)	(33,355)
Revenues (after inter-segment eliminations)	16,382	24,429
Corporate [Member]
Disclosure of operating segments [line items]
Revenues	75,824	92,171
Operating costs	(72,893)	(89,002)
Professional, consulting and management fees	(5,699)	(6,086)
Foreign exchange (loss) gain	(2)	(36)
Other general and administrative expenses	(2,565)	(2,518)
Share-based payments	(2,289)	(1,321)
Finance costs	(635)	83
Interest income	109	700
Technology start-up costs	0	0
Write-down of vanadium assets	0	0
Exploration and evaluation costs	0	0
Gain on disposal of interest in subsidiary	0
Share of net loss from investment in associate	0
Total (net) expenses	(83,974)	(98,180)
Net income (loss) before tax	(8,150)	(6,009)
Income tax recovery (expense)	0	0
Deferred income tax recovery (expense)	1,558	181
Net income (loss)	(6,592)	(5,828)
Revenues (after inter-segment eliminations)	1,871	783
Clean Energy [Member]
Disclosure of operating segments [line items]
Revenues	0	0
Operating costs	0	0
Professional, consulting and management fees	(1,221)	(5,481)
Foreign exchange (loss) gain	(6)	(27)
Other general and administrative expenses	(745)	(2,590)
Share-based payments	0	0
Finance costs	(3)	(39)
Interest income	0	0
Technology start-up costs	(714)	(3,392)
Write-down of vanadium assets	0	0
Exploration and evaluation costs	0	0
Gain on disposal of interest in subsidiary	5,179
Share of net loss from investment in associate	(6,189)
Total (net) expenses	(3,699)	(11,529)
Net income (loss) before tax	(3,699)	(11,529)
Income tax recovery (expense)	0	0
Deferred income tax recovery (expense)	0	0
Net income (loss)	(3,699)	(11,529)
Revenues (after inter-segment eliminations)	0	0
Largo Physical Vanadium [Member]
Disclosure of operating segments [line items]
Revenues	0	0
Operating costs	0	0
Professional, consulting and management fees	(651)	(521)
Foreign exchange (loss) gain	17	(38)
Other general and administrative expenses	(180)	(186)
Share-based payments	0	0
Finance costs	(77)	(81)
Interest income	5	18
Technology start-up costs	0	0
Write-down of vanadium assets	294	(1,119)
Exploration and evaluation costs	0	0
Gain on disposal of interest in subsidiary	0
Share of net loss from investment in associate	0
Total (net) expenses	(592)	(1,927)
Net income (loss) before tax	(592)	(1,927)
Income tax recovery (expense)	0	0
Deferred income tax recovery (expense)	0	0
Net income (loss)	(592)	(1,927)
Revenues (after inter-segment eliminations)	0	0
Inter-segment transactions and other [Member]
Disclosure of operating segments [line items]
Revenues	(145,715)	(178,937)
Operating costs	133,693	181,197
Professional, consulting and management fees	0	(18)
Foreign exchange (loss) gain	0	0
Other general and administrative expenses	(302)	(619)
Share-based payments	0	0
Finance costs	(6)	(92)
Interest income	0	0
Technology start-up costs	0	0
Write-down of vanadium assets	0	0
Exploration and evaluation costs	(18)	(8)
Gain on disposal of interest in subsidiary	0
Share of net loss from investment in associate	0
Total (net) expenses	133,367	180,460
Net income (loss) before tax	(12,348)	1,523
Income tax recovery (expense)	0	0
Deferred income tax recovery (expense)	0	0
Net income (loss)	(12,348)	1,523
Revenues (after inter-segment eliminations)	$ 0	$ 0